Securities Act File No. 333-67198

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 14, 2001

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

                        Pre-Effective Amendment No. / /

                        Post-Effective Amendment No. /1/

                                 E*TRADE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                118 King Street
                            San Francisco, CA 94107
              (Address of Principal Executive Offices) (Zip Code)

                                 (650) 331-6000
                 (Registrant's Area Code and Telephone Number)

                                   Liat Rorer
                                 E*TRADE Funds
                                118 King Street
                            San Francisco, CA 94107
                    (Name and Address of Agent for Service)

                                With copies to:

Jay Gould                                       Jane A. Kanter
E*TRADE Funds                                   Dechert
118 King Street                                 1775 Eye Street, N.W.
San Francisco, CA 94107                         Washington, D.C. 20006

                            ------------------------
                 Approximate Date of Proposed Public Offering:

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This Post-Effective Amendment consists of the following: (1) Facing Sheet of the
Registration Statement. (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-67198) filed on August 9, 2001, 2001. This Post-Effective Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                     PART C:
                                OTHER INFORMATION

Item 15.  Indemnification

     Reference is made to Article X of the Registrant's Trust Instrument.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.


Item 16. Exhibits

(1)(a)   Certificate of Trust.1

(1)(b)   Trust Instrument.1

(1)(c)   Amendment No. 1 to the Trust Instrument.12

(2)(a)   By-laws.2

(2)(b)   Amendment No. 1 to the By-laws.12

(5)(a) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit (a)(ii), define the rights of holders of the Shares.1

(6)(a) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. ("ETAM") and the Registrant with respect to the E*TRADE Technology Index Fund.3

(6)(b) Form of Investment Subadvisory Agreement among ETAM, Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Technology Index Fund.3

(6)(c) Form of Investment Advisory Agreement between ETAM and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(6)(d) Form of Investment Subadvisory Agreement among ETAM, BGFA and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(7)(a) Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. ("ETS") and the Registrant with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(7)(b) Form of Amendment No. 2 to the Amended and Restated Underwriting Agreement between ETS, and the Registrant with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.12

(9)(a) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company ("IBT") with respect to E*TRADE S&P 500 Index Fund.

(9)(b) Form of Amendment to the Custodian Agreement between the Registrant and IBT with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.16

(11) Opinion and Consent of Dechert, dated August 9, 2001 with respect to the legality of the securities being registered with respect to the Reorganization.

(12)     Opinion of Dechert supporting tax matters and consequences.

(13)(a) Form of Sub-Administration Agreement among ETAM, the Registrant and IBT with respect to the S&P 500 Index Fund.4

(13)(b) Form of Amendment to the Sub-Administration Agreement among ETAM, the Registrant and IBT with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.16

(13)(c)  Form  of  Amended   Appendix   B  to  the   Custodian   Agreement   and
         Sub-Administration Agreement among ETAM, the Registrant and IBT with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.15

(13)(d) Form of Transfer Agency Agreement between PFPC, Inc. and the Registrant with respect to E*TRADE S&P 500 Index Fund.2

(13)(e) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(13)(f) Form of Amendment No. 1 to the Retail Shareholder Services Agreement among ETS, the Registrant and ETAM with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(13)(g) State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(13)(h) Form of Securities Lending Agreement among ETAM, IBT and the Registrant with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.17

(14)     Consent of Deloitte & Touche, LLP, Independent Public Accountants.

*        Form of Power of Attorney for the Registrant.7

*** Power of Attorney and Secretary's Certificate of Registrant for signature on behalf of Registrant.4

*****    Power of Attorney for the Registrant on behalf of Dianne Dubois.12


1 Incorporated by reference from the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3 Incorporated by reference from the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11, 1999.

4 Incorporated by reference from the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed with the SEC on October 8, 1999.

5 Incorporated by reference from the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

6 Incorporated by reference from the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

7 Incorporated by reference from the Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

8 Incorporated by reference from the Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

9 Incorporated by reference from the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed with the SEC on February 16, 2000.

10 Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed with the SEC on March 27, 2000.

11 Incorporated by reference from the Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2000.

12 Incorporated by reference from the Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000.

13 Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

14 Incorporated by reference from the Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

15 Incorporated by reference from the Registrant's Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2000.

16 Incorporated by reference from the Registrant's Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2001.

17 Incorporated by reference from the Registrant's Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2001.



Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, duly authorized, in the City of San Francisco in the State of California on the 14th day of December, 2001.

                                          E*TRADE FUNDS (Registrant)


                                          By:   /s/ Liat Rorer
                                                --------------------------------
                                                Name: Liat Rorer
                                                Title:  President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                          Title                   Date

/s/ Liat Rorer
------------------------
Liat Rorer                         President               December 14, 2001
                                   (Principal
                                   Executive Officer)

/s/ Elizabeth Gottfried
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Elizabeth Gottfried                Vice President &        December 14, 2001
                                   Treasurer
                                   (Principal
                                   Financial and
                                   Accounting Officer)

      *                            Trustee                 December 14, 2001
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Leonard C. Purkis


      *                            Trustee                 December 14, 2001
------------------------
Shelly J. Meyers


      *
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Ashley T. Rabun                    Trustee                 December 14, 2001


      *
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Steven Grenadier                   Trustee                 December 14, 2001


      *
------------------------
George J. Rebhan                   Trustee                 December 14, 2001


*By  /s/ Randy G. Legg
     --------------------------
     Randy G. Legg
     Attorney-In-Fact

                                  EXHIBIT INDEX


(12)     Opinion of Dechert supporting tax matters and consequences.